Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Revenue recognized
Revenue is presented by type, and net of deductions in the table below. The Group’s accounting policies for revenue and such deductions are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2022.

	For the three months ended June 30,		For the six months ended June 30,
	2023 £’000	2022 £’000	2023 £’000	2022 £’000

Product revenue, net	45,514	23,992	87,566	31,674
Pre-product revenue, net	—	3,708	—	6,537
Total revenue from sale of therapies	45,514	27,700	87,566	38,211
Collaboration revenue
Eli Lilly	—	—	—	7,361
Genentech	2,250	4,302	4,739	8,904
Total collaboration revenue	2,250	4,302	4,739	16,265
Total revenue	47,764	32,002	92,305	54,476

Eli Lilly and Genentech are based in the United States. Net product revenue from the sale of KIMMTRAK, and net pre-product revenue from the sale of tebentafusp as part of a compassionate use and early access program are presented by region based on the location of the customer below.

	For the three months ended June 30,		For the six months ended June 30,
	2023 £’000	2022 £’000	2023 £’000	2022 £’000
United States	32,812	18,137	62,345	25,819
Europe	12,189	9,560	24,517	12,389
Rest of World	513	3	704	3
Total revenue from sale of therapies	45,514	27,700	87,566	38,211